Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

June 8, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Ms. Anu Dubey

Re:	A&Q Multi-Strategy Fund

Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of A&Q Multi-Strategy Fund (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is the Fund's Registration Statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended (the "1933 Act") (also constituting Amendment No. 15 to the Registration Statement under the Investment Company Act of 1940, as amended (File No. 811-22500)). The Registration Statement is being filed principally to update the Fund's annual financial information and comply with paragraphs (a)(5) and (6) of Rule 415 under the 1933 Act. No new shares of beneficial interest are being registered at this time; rather, all previously registered but unsold shares are being carried forward as permitted by Rules 415 and 429 under the 1933 Act.

We hereby request that the Registration Statement be given a selective review. The prospectus and statement of additional information ("SAI") contained in the Registration Statement are substantially similar to the definitive versions thereof filed with the Commission pursuant to Rule 497 under the 1933 Act on August 7, 2017 (File No. 333-204588), except for the updating of financial information and other general updating of information. The prospectus and SAI filed herewith are marked to show changes from the definitive versions of those documents filed pursuant to Rule 497 under the 1933 Act on August 7, 2017.

We propose to file a pre-effective amendment to the Registration Statement as early in July 2018 as practicable, following receipt of your comments, if any, to the accompanying filing in order to formally incorporate the Fund's audited financial statements for the fiscal year ended March 31, 2018 and complete other omitted data, and seek effectiveness as of August 1, 2018.

Should members of the Staff have any questions or comments regarding the Registration Statement, they should telephone the undersigned at 212.969.3359 or Gary L. Granik of this office at 212.969.3369.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:	Gary L. Granik

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